N-6	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-6/A
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Protector II VUL - Series E
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.32 per $1,000 of
Specified Amount, or 4.532% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,532.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.24%[1]
1 As a percentage of underlying mutual fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.32 per $1,000 of
Specified Amount, or 4.532% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,532.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.532%
Surrender Charge Example Maximum [Dollars]	$ 4,532
Transaction Charges [Text Block]
Transaction Charges
The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.24%[1]
1 As a percentage of underlying mutual fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.24%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
• Investment Experience of the policy can vary depending on the available policy investment options selected by the policy owner.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death
Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Interest Options Transfers).• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.• Certain optional benefits limit or restrict the investment options available for investment.• Policy loans are not permitted while benefits are being paid under certain optional benefits.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected. The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.32 per $1,000 of Base Policy Specified Amount	Minimum: $0.98 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$19.09 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit for Terminal Illness Rider Charge[2]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum: 15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco	Upon making a Premium payment	6% of each Premium
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[2]
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment. The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.10 per $1,000 of Base Policy Specified Amount
Base Contract Charges
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.17 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 4.50% of Indebtedness	Currently: 4.50% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Specified by the Policy Owner
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.083 % of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	0.042% of Cash Value allocated to the Sub-Accounts
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.24%

Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	12.00%
Sales Load (of Premium Payments), Current [Percent]	6.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases
Deferred Sales Load (of Other Amount), Maximum [Percent]	45.32%
Deferred Sales Load (of Other Amount), Minimum [Percent]	0.98%
Deferred Sales Load, Footnotes [Text Block]	Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first yearUpon surrender, policy Lapse, and certain Base Policy Specified Amount decreases$19.09 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Representative: an Issue Age 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1Monthly$0.01 per $1,000 of Net Amount At Risk
Insurance Cost, Minimum [Dollars]	$ 0.00
Insurance Cost (of Face Amount), Maximum [Percent]	83.34%
Expense Risk Fees, Footnotes [Text Block]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.50%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Administrative Expense, Current [Dollars]	$ 10.00
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	1.24%
Item 5. Principal Risks [Table Text Block]	Principal RisksVariable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.Unfavorable Sub-Account Investment ExperienceThe Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when (illustrated Premium). The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.Risk of Policy LapseCash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.Risk of Increase in Current Fees and ChargesSubject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.Risk of Allocating Cash Value to the General Account OptionsInterest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account and Long-Term Fixed Account) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.Limitation of Access To Cash ValueA policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.General Account Options Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.Sub-Account Transfer LimitationsFrequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.Sub-Account Investment RiskThe value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.Adverse Tax ConsequencesExisting federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.State VariationsDue to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.CybersecurityNationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.Business Continuity RisksNationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit OptionsPolicy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:•the cash value accumulation test; or•the guideline premium/cash value corridor test.If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Cash Value Accumulation TestThe cash value accumulation test determines the Minimum Required Death Benefit by multiplying theCash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.Guideline Premium/Cash Value Corridor TestThe guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.In deciding which test to elect for the policy, consider the following:•The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide'sapproval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.•Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.•Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges and the Extended No-Lapse Guarantee Rider will terminate.The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges and the Extended No-Lapse Guarantee Rider will terminate.The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the PolicyIn addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Monthly Premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider or Extended No-Lapse Guarantee
Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
• Rider only available to be elected at the time of
application for policies with Death Benefit option 1
• Cannot be elected if the Premium Waiver Rider is
elected
• If the Death Benefit is changed from Death Benefit
option 1 this Rider will terminate
• Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
• Available variable investment options are limited

Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
• Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
• Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
• All Premium received during the first policy year is
applied to the program’s originating Sub-Account
• Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
• Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
• Enhanced dollar cost averaging is not available
when the Advantage Program is elected
• Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
• Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Monthly Premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider or Extended No-Lapse Guarantee
Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
• Rider only available to be elected at the time of
application for policies with Death Benefit option 1
• Cannot be elected if the Premium Waiver Rider is
elected
• If the Death Benefit is changed from Death Benefit
option 1 this Rider will terminate
• Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
• Available variable investment options are limited

Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
• Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
• Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
• All Premium received during the first policy year is
applied to the program’s originating Sub-Account
• Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
• Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
• Enhanced dollar cost averaging is not available
when the Advantage Program is elected
• Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
• Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the PolicyThe following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/vulprotectorII-e/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/vulprotectorII-e/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.41%*	-24.54%	7.33%	10.43%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.35%	-29.76%	11.42%	13.93%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.28%	-16.29%	8.10%	11.82%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	-21.86%	2.58%	4.53%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	-8.28%	7.37%	11.57%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.56%*	-10.77%	2.50%	4.05%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	0.48%*	-14.29%	0.06%	1.22%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	-8.69%	5.01%	9.71%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	-6.08%	1.31%	1.38%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.62%	-14.98%	2.53%	5.35%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	-6.33%	-0.06%	0.76%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.11%	-12.45%	2.02%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	-14.35%	2.19%	3.54%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.87%	-15.83%	7.01%	10.88%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	-5.91%	7.35%	11.05%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.45%*	-4.14%	1.31%	1.19%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	-8.79%	7.58%	10.86%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.86%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.72%*
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.77%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.64%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.75%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.81%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	-13.39%	-0.36%	0.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.46%	-14.29%	1.40%	4.38%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.60%*	-19.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%*	-18.31%	9.17%	12.29%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	-15.88%	4.86%	7.90%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-11.15%	2.92%	4.29%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-12.90%	3.77%	5.54%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.94%*	-12.47%	10.84%	15.64%

Portfolio Company Objective [Text Block]	TypeEquity
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.47%)
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	15.64%
Some Portfolio Companies not Available for All Benefits [Text Block]	Extended No-Lapse Guarantee Rider Investment OptionsNationwide limits the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Listed below are those investment options that are currently available with the Extended No-Lapse Guarantee Rider.Only the investment options shown below are available for election while this Rider is In Force:•the Fixed Account; and/orany combination of the Sub-Accounts listed below:•American Funds Insurance Series® - Asset Allocation Fund: Class 2•Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A•Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y•Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Protector II VUL - Series E | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Protector II VUL - Series E | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment ExperienceThe Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when (illustrated Premium). The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Protector II VUL - Series E | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and ChargesSubject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.
Protector II VUL - Series E | RiskofAllocatingCashValuetotheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk of Allocating Cash Value to the General Account OptionsInterest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account and Long-Term Fixed Account) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Protector II VUL - Series E | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash ValueA policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Protector II VUL - Series E | GeneralAccountOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	General Account Options Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.
Protector II VUL - Series E | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer LimitationsFrequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Protector II VUL - Series E | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment RiskThe value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Protector II VUL - Series E | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax ConsequencesExisting federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Protector II VUL - Series E | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State VariationsDue to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Protector II VUL - Series E | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	CybersecurityNationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Protector II VUL - Series E | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity RisksNationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Protector II VUL - Series E | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Protector II VUL - Series E | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Protector II VUL - Series E | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.• Each investment option and each general account option will have its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.• Investment Experience of the policy can vary depending on the available policy investment options selected by the policy owner.See Principal Risks.
Protector II VUL - Series E | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Protector II VUL - Series E | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy LapseCash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Protector II VUL - Series E | AmericanFundsInsuranceSeriesAssetAllocationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Protector II VUL - Series E | AmericanFundsInsuranceSeriesGlobalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(24.54%)
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Protector II VUL - Series E | AmericanFundsInsuranceSeriesGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
Protector II VUL - Series E | AmericanFundsInsuranceSeriesGrowthIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Protector II VUL - Series E | AmericanFundsInsuranceSeriesNewWorldFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Protector II VUL - Series E | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(8.28%)
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	11.57%
Protector II VUL - Series E | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(10.77%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Protector II VUL - Series E | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Protector II VUL - Series E | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Protector II VUL - Series E | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(6.08%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Protector II VUL - Series E | DeutscheDWSVariableSeriesIIDWSGlobalIncomeBuilderVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Protector II VUL - Series E | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Protector II VUL - Series E | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Protector II VUL - Series E | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Protector II VUL - Series E | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Protector II VUL - Series E | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Protector II VUL - Series E | DFAInvestmentDimensionsGroupIncVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Protector II VUL - Series E | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Protector II VUL - Series E | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Protector II VUL - Series E | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Protector II VUL - Series E | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.54%
Protector II VUL - Series E | InvescoInvescoVIMainStreetMidCapFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Protector II VUL - Series E | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Protector II VUL - Series E | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
Protector II VUL - Series E | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Protector II VUL - Series E | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Protector II VUL - Series E | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Protector II VUL - Series E | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(4.14%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.19%
Protector II VUL - Series E | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(8.79%)
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.77%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.64%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.75%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.81%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(13.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	0.69%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(16.38%)
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Protector II VUL - Series E | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(20.72%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Protector II VUL - Series E | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Protector II VUL - Series E | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Protector II VUL - Series E | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Protector II VUL - Series E | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Protector II VUL - Series E | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Protector II VUL - Series E | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Protector II VUL - Series E | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Protector II VUL - Series E | GuaranteedPolicyContinuationProvisionMember
Prospectus:
Purpose of Benefit [Text Block]	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The No-Lapse Guarantee Monthly Premium can change due to action by the policy owner• When the No-Lapse Guarantee Period ends, the policy may be at risk of LapseSee Guaranteed Policy Continuation Provision
Protector II VUL - Series E | DollarCostAveragingMember
Prospectus:
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts• Transfers may not be directed to the Fixed Account• Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected• Nationwide may modify, suspend, or discontinue these programs at any time• Transfers are only made monthlySee Policy Owner Services
Protector II VUL - Series E | EnhancedDollarCostAveragingMember
Prospectus:
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available at the time of application, and only initial Premium is eligible for the program• Extended No-Lapse Guarantee Rider Advantage Program is not available when Enhanced Dollar Cost Averaging is elected• Transfers are only permitted from the Fixed Account• Transfers are only made monthly and only for the first policy yearSee Policy Owner ServicesName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Protector II VUL - Series E | AssetRebalancingMember
Prospectus:
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Assets in the general account options are excluded from the program• Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Protector II VUL - Series E | AutomatedIncomeMonitorMember
Prospectus:
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to policies that are not modified endowment contracts• Policy owners are responsible for monitoring the policy to prevent Lapse• Program will terminate upon the occurrence of specified events• Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Protector II VUL - Series E | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is electedUpon invoking the Rider$32 per $1,000 of Cash Value
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Protector II VUL - Series E | LongTermCareRiderIIMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider II Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%Monthly$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• Insured must be between Attained Age 21 and 80 when the Rider is elected• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policyName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Protector II VUL - Series E | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	200.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	30.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.Upon invoking the Rider$100 per $1,000 of TI Unadjusted Accelerated Death Benefit PaymentThe Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Purpose of Benefit [Text Block]	Provides a one-time terminal illness benefit payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Rider only applies to the Insured under the base policy• Invoking the Rider is subject to eligibility requirements• Requested Percentage must not exceed 50% of the Base Policy Specified Amount• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request• Timing restrictions on coverage may apply• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Protector II VUL - Series E | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Critical Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Minimum [Dollars]	$ 250.00
Purpose of Benefit [Text Block]	Provides for critical illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must have one of the qualifying critical illness conditions to invoke this Rider• Subject to annual and lifetime dollar amount limitations• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Protector II VUL - Series E | PremiumWaiverRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Waiver Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoMonthly$42 per $1,000 of Premium Specified by the Policy Owner
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	315.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	42.00%
Purpose of Benefit [Text Block]	Provides a monthly credit to the policy upon the Insured’s total disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly credit applied may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Waiver of Monthly Deductions Rider or Extended No-Lapse Guarantee Rider is elected• If the Insured is younger than age 63 at the time of the total disability, coverage continues until age 65• If the Insured is age 63 or older at the time of the total disability, coverage may continue for two yearsName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Protector II VUL - Series E | WaiverofMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1Monthly$85 per $1,000 of Waiver of Monthly Deduction Benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	855.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	85.00%
Purpose of Benefit [Text Block]	Waiver of policy charges if the Insured becomes totally disabled
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly charges will not be waived until the Insured has been disabled for six consecutive months• Benefit alone may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Premium Waiver Rider is elected• If disability began before Attained Age 60, the benefit may continue for as long as the disability• If disability began between Attained Age 60 and 63, the benefit may continue until Attained Age 65• If the Insured’s total disability begins after Attained Age 63, the benefit may continue for two years
Protector II VUL - Series E | ExtendedNoLapseGuaranteeRiderMember
Prospectus:
Purpose of Benefit [Text Block]	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Rider only available to be elected at the time of application for policies with Death Benefit option 1• Cannot be elected if the Premium Waiver Rider is elected• If the Death Benefit is changed from Death Benefit option 1 this Rider will terminate• Policy must be managed as illustrated to maintain the Rider’s no-lapse guarantee• Available variable investment options are limited
Protector II VUL - Series E | ExtendedNoLapseGuaranteeRiderAdvantageProgramMember
Prospectus:
Purpose of Benefit [Text Block]	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to be elected at the time of application when the Extended No-Lapse Guarantee Rider is elected• Only Premium received during the first policy year in excess of a designated dollar amount receives the reduced charge factor rate• All Premium received during the first policy year is applied to the program’s originating Sub-Account• Transfers are only made monthly from the date the initial Premium is applied and the program terminates after 60 transfers• Available investment options to receive program transfers are limited to the options available under the Extended No-Lapse Guarantee Rider• Enhanced dollar cost averaging is not available when the Advantage Program is elected• Program Value is not available to participate in dollar cost averaging, asset rebalancing programs, or Directed Monthly Deductions• Requested termination of the program is not permitted without first terminating the Extended No-Lapse Guarantee Rider
Protector II VUL - Series E | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee[1]
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Protector II VUL - Series E | ExtendedNoLapseGuaranteeRiderPercentofPremiumChargeMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Premium Charge
Other Transaction Fee, When Deducted [Text Block]	Upon making a Premium payment
Other Transaction Fee, Maximum [Dollars]	$ 15
Other Transaction Fee, Minimum [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoUpon making a Premium payment6% of each Premium
Protector II VUL - Series E | FlatExtraChargeMember
Prospectus:
Insurance Cost, Description [Text Block]	Flat Extra Charge[1]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost (of Face Amount), Maximum [Percent]	2.09%
Protector II VUL - Series E | Per1000SpecifiedAmountChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Per $1,000 of Specified AmountCharge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.14%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Other Annual Expense, Representative [Text Block]	Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1Monthly$0.17 per $1,000 of Base Policy Specified Amount
Protector II VUL - Series E | PolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge[2]
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.50%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Protector II VUL - Series E | ExtendedNoLapseGuaranteeRiderPercentofSubAccountValueChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoMonthly0.042% of Cash Value allocated to the Sub-Accounts
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.083%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Protector II VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.32 per $1,000 of
Specified Amount, or 4.532% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,532.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.24%[1]
1 As a percentage of underlying mutual fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.32 per $1,000 of
Specified Amount, or 4.532% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,532.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.532%
Surrender Charge Example Maximum [Dollars]	$ 4,532
Transaction Charges [Text Block]
Transaction Charges
The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.24%[1]
1 As a percentage of underlying mutual fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.24%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
• Investment Experience of the policy can vary depending on the available policy investment options selected by the policy owner.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death
Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Interest Options Transfers).• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.• Certain optional benefits limit or restrict the investment options available for investment.• Policy loans are not permitted while benefits are being paid under certain optional benefits.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected. The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.32 per $1,000 of Base Policy Specified Amount	Minimum: $0.98 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$19.09 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit for Terminal Illness Rider Charge[2]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum:15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco	Upon making a Premium payment	6% of each Premium
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[2]
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment. The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Base Contract Charges
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.10 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.17 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 4.50% of Indebtedness	Currently: 4.50% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Specified by the Policy Owner
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.083 % of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	0.042% of Cash Value allocated to the Sub-Accounts
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.24%

Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	12.00%
Sales Load (of Premium Payments), Current [Percent]	6.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases
Deferred Sales Load (of Other Amount), Maximum [Percent]	45.32%
Deferred Sales Load (of Other Amount), Minimum [Percent]	0.98%
Deferred Sales Load, Footnotes [Text Block]	Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first yearUpon surrender, policy Lapse, and certain Base Policy Specified Amount decreases$19.09 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Representative: an Issue Age 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1Monthly$0.01 per $1,000 of Net Amount At Risk
Insurance Cost, Minimum [Dollars]	$ 0.00
Insurance Cost (of Face Amount), Maximum [Percent]	83.34%
Expense Risk Fees, Footnotes [Text Block]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.50%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Administrative Expense, Current [Dollars]	$ 10.00
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	1.24%
Item 5. Principal Risks [Table Text Block]	Principal RisksVariable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.Unfavorable Sub-Account Investment ExperienceThe Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when (illustrated Premium). The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.Risk of Policy LapseCash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.Risk of Increase in Current Fees and ChargesSubject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.Risk of Allocating Cash Value to the General Account OptionsInterest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account and Long-Term Fixed Account) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.Limitation of Access To Cash ValueA policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.General Account Options Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.Sub-Account Transfer LimitationsFrequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.Sub-Account Investment RiskThe value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.Adverse Tax ConsequencesExisting federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.State VariationsDue to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.CybersecurityNationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.Business Continuity RisksNationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit OptionsPolicy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:•the cash value accumulation test; or•the guideline premium/cash value corridor test.If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Cash Value Accumulation TestThe cash value accumulation test determines the Minimum Required Death Benefit by multiplying theCash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.Guideline Premium/Cash Value Corridor TestThe guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.In deciding which test to elect for the policy, consider the following:•The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide'sapproval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.•Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.•Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges and the Extended No-Lapse Guarantee Rider will terminate.The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges and the Extended No-Lapse Guarantee Rider will terminate.The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the PolicyIn addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Monthly Premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider or Extended No-Lapse Guarantee
Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
• Rider only available to be elected at the time of
application for policies with Death Benefit option 1
• Cannot be elected if the Premium Waiver Rider is
elected
• If the Death Benefit is changed from Death Benefit
option 1 this Rider will terminate
• Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
• Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
• Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
• Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
• All Premium received during the first policy year is
applied to the program’s originating Sub-Account
• Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
• Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
• Enhanced dollar cost averaging is not available
when the Advantage Program is elected
• Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
• Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Overloan Lapse Protection Rider IIA policy owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.AvailabilityAll policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.EligibilityThe policy owner is eligible to invoke the Rider upon meeting the following conditions:•The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.Impact on Other Riders and the PolicyWhen this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.Additionally, Nationwide will adjust the policy as follows:(1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Base Policy Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II ChargeThe Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Long-Term Care Rider IIFor policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.Long-Term Care Rider II BenefitThe benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:(1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the policy owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the RiderTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.Impact of Invoking the Long-Term Care Rider II on the Policy and other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:•Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.•Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.ClaimsWritten notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy.If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral ServiceIf the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the RiderThe Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.Long-Term Care Rider II ChargeA monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy.The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose.Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:•The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values.Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly DeductionsAt any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Accelerated Death Benefit for Terminal Illness Rider ChargesTwo charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.Calculation of the Accelerated Death BenefitWhen making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume
Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Eligibility and Conditions for PaymentThe following eligibility and conditions apply for payment under the Rider:•The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate.Eligibility RequirementsTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date.Proof of care services received or expenses incurred is not required.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date.On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values.If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the death benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsNationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Chronic IllnessThe CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below:1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5.Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.Eligibility RequirementsTo invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider:•cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date.On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values.If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CRI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsUpon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Critical IllnessThe CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below:1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A policy owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider or the Extended No-Lapse Guarantee Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider BenefitThe benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.The amount credited to the policy will be the lesser of:•the Premium specified by the policy owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.Benefit DurationIf the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.Interaction with the Waiver of Monthly Deductions RiderThis Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider ChargeA monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.The Rider Charge is the product of the Premium specified by the policy owner and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this RiderThe benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.Benefit DurationThe duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider ChargeA monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Extended No-Lapse Guarantee RiderThis Rider is only available for election at the time of application for the policy and only if Death Benefit option 1 is elected and the Premium Waiver Rider is not elected. If this Rider is elected, the available investment options may be limited, as described below. Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a policy owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. Rider BenefitThis Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on policy owner selected assumptions, including:•an Attained Age of the Insured;•policy and Rider coverage elections in effect on the Policy Date;•any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and•any planned partial surrenders, policy loans, and loan repayments.Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the policy owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received.How this Rider WorksIf the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:(1)the protection provided by the Guaranteed Policy Continuation Provision has ended;(2)this Rider has not terminated; and(3)the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.The no-lapse guarantee value is calculated as follows:(1)the prior day’s no-lapse guarantee value; plus(2)no-lapse guarantee interest factors; plus(3)premium received; minus(4)no-lapse guarantee policy and Rider charge factors; minus(5)partial surrenders.The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against premium or Cash Value. The no-lapse guarantee value factors vary by the amount of premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other riders.How Premium and loan payments are allocated for purposes of calculating the no-lapse guarantee value, and the no-lapse guarantee interest and policy and Rider charge factors are described in the Rider and Policy Specification Pages.If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional premium may be required to prevent Lapse of the policy when the Insured reached the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
• the Extended No-Lapse Guarantee Rider is In Force;
• the policy’s Guaranteed Policy Continuation Provision has ended;
• the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
• the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance CoverageThe no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.If the Death Benefit option is changed from Death Benefit option 1, this Rider will terminate.In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.Rider Grace Period, Lapse, and ReinstatementThis Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a grace period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The grace period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months.If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement.Allocation RestrictionsNationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.The policy owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.Termination of the Extended No-Lapse Guarantee RiderThis Rider will terminate and no coverage will apply if any of the following occurs:•the Insured reaches Attained Age 120;•the Rider Lapses;•the Overloan Lapse Protection Rider II is invoked;•the policy terminates;•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or•the Death Benefit option is changed from Death Benefit option 1 to any other Death Benefit option.Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.Extended No-Lapse Guarantee Rider ChargesTwo forms of charge are assessed while this Rider is In Force.Percent of Premium ChargeA Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received.The Rider percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 6% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase.Percent of Sub-Account ChargeThe monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts. The monthly Rider percent of Sub-Account charge rate may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts, the length of time the policy has been In Force, the Insured’s sex, Issue Age, rate class, rate type, rate class multiple, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.00% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.50% for the first 10 policy years.The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.Extended No-Lapse Guarantee Rider Advantage Program The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected. If the Advantage Program is elected, the following restrictions apply:•enhanced dollar cost averaging not available;•the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and•requested transfers of Program Value are not permitted while the Advantage Program is in effect.The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events.The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected.Benefit Provided by the Advantage ProgramThe Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met: •Program Value is automatically be allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and•an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider.The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, and monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders. The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insured’s Issue Age, sex, rate class, rate type, rate class multiple and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
• Male, Issue Age 35; • Risk Class Non-Tobacco; • Specified Amount $500,000; and • no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the policy owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $83,200 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the policy owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the policy owner had not participated in the Advantage Program, the initial Premium of $83,200 would have only provided a no-lapse guarantee to Attained Age
79.

Termination of the Advantage ProgramThe Advantage Program will terminate on the earliest of the following occurrences:•Nationwide receives the policy owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated;•the date the Program Duration has been completed; or•the date the policy terminates for any reason.If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the policy owner requests termination, or the Program Duration ends.If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the policy owner directs Nationwide otherwise.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Monthly Premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider or Extended No-Lapse Guarantee
Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
• Rider only available to be elected at the time of
application for policies with Death Benefit option 1
• Cannot be elected if the Premium Waiver Rider is
elected
• If the Death Benefit is changed from Death Benefit
option 1 this Rider will terminate
• Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
• Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
• Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
• Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
• All Premium received during the first policy year is
applied to the program’s originating Sub-Account
• Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
• Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
• Enhanced dollar cost averaging is not available
when the Advantage Program is elected
• Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
• Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the PolicyThe following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/vulprotectorII/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/vulprotectorII/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.41%*	-24.54%	7.33%	10.43%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.35%	-29.76%	11.42%	13.93%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.28%	-16.29%	8.10%	11.82%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	-21.86%	2.58%	4.53%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	-8.28%	7.37%	11.57%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.56%*	-10.77%	2.50%	4.05%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	0.48%*	-14.29%	0.06%	1.22%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	-8.69%	5.01%	9.71%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	-6.08%	1.31%	1.38%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.62%	-14.98%	2.53%	5.35%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	-6.33%	-0.06%	0.76%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.11%	-12.45%	2.02%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	-14.35%	2.19%	3.54%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.87%	-15.83%	7.01%	10.88%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	-5.91%	7.35%	11.05%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.45%*	-4.14%	1.31%	1.19%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	-8.79%	7.58%	10.86%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.86%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.72%*
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.77%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.64%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.75%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.81%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	-13.39%	-0.36%	0.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.46%	-14.29%	1.40%	4.38%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.60%*	-19.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%*	-18.31%	9.17%	12.29%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	-15.88%	4.86%	7.90%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-11.15%	2.92%	4.29%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-12.90%	3.77%	5.54%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.94%*	-12.47%	10.84%	15.64%

Portfolio Company Objective [Text Block]	TypeEquity
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.47%)
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	15.64%
Some Portfolio Companies not Available for All Benefits [Text Block]	Extended No-Lapse Guarantee Rider Investment OptionsNationwide limits the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Listed below are those investment options that are currently available with the Extended No-Lapse Guarantee Rider.Only the investment options shown below are available for election while this Rider is In Force:•the Fixed Account; and/orany combination of the Sub-Accounts listed below:•American Funds Insurance Series® - Asset Allocation Fund: Class 2•Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A•Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y•Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Protector II VUL | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Protector II VUL | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment ExperienceThe Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when (illustrated Premium). The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Protector II VUL | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and ChargesSubject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.
Protector II VUL | RiskofAllocatingCashValuetotheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk of Allocating Cash Value to the General Account OptionsInterest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account and Long-Term Fixed Account) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Protector II VUL | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash ValueA policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Protector II VUL | GeneralAccountOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	General Account Options Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.
Protector II VUL | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer LimitationsFrequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Protector II VUL | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment RiskThe value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Protector II VUL | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax ConsequencesExisting federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Protector II VUL | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State VariationsDue to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Protector II VUL | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	CybersecurityNationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Protector II VUL | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity RisksNationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Protector II VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Protector II VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Protector II VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.• Each investment option and each general account option will have its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.• Investment Experience of the policy can vary depending on the available policy investment options selected by the policy owner.See Principal Risks.
Protector II VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Protector II VUL | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy LapseCash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Protector II VUL | AmericanFundsInsuranceSeriesAssetAllocationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Protector II VUL | AmericanFundsInsuranceSeriesGlobalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(24.54%)
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Protector II VUL | AmericanFundsInsuranceSeriesGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
Protector II VUL | AmericanFundsInsuranceSeriesGrowthIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Protector II VUL | AmericanFundsInsuranceSeriesNewWorldFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Protector II VUL | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(8.28%)
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	11.57%
Protector II VUL | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(10.77%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Protector II VUL | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Protector II VUL | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Protector II VUL | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(6.08%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Protector II VUL | DeutscheDWSVariableSeriesIIDWSGlobalIncomeBuilderVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Protector II VUL | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Protector II VUL | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Protector II VUL | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Protector II VUL | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Protector II VUL | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Protector II VUL | DFAInvestmentDimensionsGroupIncVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Protector II VUL | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Protector II VUL | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Protector II VUL | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Protector II VUL | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.54%
Protector II VUL | InvescoInvescoVIMainStreetMidCapFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Protector II VUL | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Protector II VUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
Protector II VUL | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Protector II VUL | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Protector II VUL | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Protector II VUL | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(4.14%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.19%
Protector II VUL | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(8.79%)
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Protector II VUL | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Protector II VUL | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Protector II VUL | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.77%
Protector II VUL | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.64%
Protector II VUL | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.75%
Protector II VUL | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.81%
Protector II VUL | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(13.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	0.69%
Protector II VUL | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Protector II VUL | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Protector II VUL | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Protector II VUL | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(16.38%)
Protector II VUL | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Protector II VUL | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Protector II VUL | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Protector II VUL | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(20.72%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Protector II VUL | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Protector II VUL | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Protector II VUL | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Protector II VUL | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Protector II VUL | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Protector II VUL | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Protector II VUL | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Protector II VUL | GuaranteedPolicyContinuationProvisionMember
Prospectus:
Purpose of Benefit [Text Block]	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The No-Lapse Guarantee Monthly Premium can change due to action by the policy owner• When the No-Lapse Guarantee Period ends, the policy may be at risk of LapseSee Guaranteed Policy Continuation Provision
Protector II VUL | DollarCostAveragingMember
Prospectus:
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts• Transfers may not be directed to the Fixed Account• Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected• Nationwide may modify, suspend, or discontinue these programs at any time• Transfers are only made monthlySee Policy Owner Services
Protector II VUL | EnhancedDollarCostAveragingMember
Prospectus:
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available at the time of application, and only initial Premium is eligible for the program• Extended No-Lapse Guarantee Rider Advantage Program is not available when Enhanced Dollar Cost Averaging is elected• Transfers are only permitted from the Fixed Account• Transfers are only made monthly and only for the first policy yearSee Policy Owner ServicesName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Protector II VUL | AssetRebalancingMember
Prospectus:
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Assets in the general account options are excluded from the program• Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Protector II VUL | AutomatedIncomeMonitorMember
Prospectus:
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to policies that are not modified endowment contracts• Policy owners are responsible for monitoring the policy to prevent Lapse• Program will terminate upon the occurrence of specified events• Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Protector II VUL | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is electedUpon invoking the Rider$32 per $1,000 of Cash Value
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Operation of Benefit [Text Block]	Overloan Lapse Protection Rider IIA policy owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.AvailabilityAll policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.EligibilityThe policy owner is eligible to invoke the Rider upon meeting the following conditions:•The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.Impact on Other Riders and the PolicyWhen this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.Additionally, Nationwide will adjust the policy as follows:(1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Base Policy Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II ChargeThe Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Protector II VUL | LongTermCareRiderIIMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider II Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%Monthly$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• Insured must be between Attained Age 21 and 80 when the Rider is elected• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period, before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policyName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Operation of Benefit [Text Block]	Long-Term Care Rider IIFor policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.Long-Term Care Rider II BenefitThe benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:(1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the policy owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the RiderTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.Impact of Invoking the Long-Term Care Rider II on the Policy and other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:•Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.•Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.ClaimsWritten notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy.If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral ServiceIf the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the RiderThe Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.Long-Term Care Rider II ChargeA monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Protector II VUL | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	200.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	30.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.Upon invoking the Rider$100 per $1,000 of TI Unadjusted Accelerated Death Benefit PaymentThe Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Purpose of Benefit [Text Block]	Provides a one-time terminal illness benefit payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Rider only applies to the Insured under the base policy• Invoking the Rider is subject to eligibility requirements• Requested Percentage must not exceed 50% of the Base Policy Specified Amount• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request• Timing restrictions on coverage may apply• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Operation of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy.The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose.Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:•The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values.Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly DeductionsAt any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Accelerated Death Benefit for Terminal Illness Rider ChargesTwo charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.Calculation of the Accelerated Death BenefitWhen making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume
Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Eligibility and Conditions for PaymentThe following eligibility and conditions apply for payment under the Rider:•The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Protector II VUL | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Critical Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Minimum [Dollars]	$ 250.00
Purpose of Benefit [Text Block]	Provides for critical illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must have one of the qualifying critical illness conditions to invoke this Rider• Subject to annual and lifetime dollar amount limitations• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other RidersName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Operation of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5.Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.Eligibility RequirementsTo invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider:•cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date.On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values.If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CRI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsUpon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Critical IllnessThe CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below:1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Protector II VUL | PremiumWaiverRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Waiver Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoMonthly$42 per $1,000 of Premium Specified by the Policy Owner
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	315.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	42.00%
Purpose of Benefit [Text Block]	Provides a monthly credit to the policy upon the Insured’s total disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly credit applied may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Waiver of Monthly Deductions Rider or Extended No-Lapse Guarantee Rider is elected• If the Insured is younger than age 63 at the time of the total disability, coverage continues until age 65• If the Insured is age 63 or older at the time of the total disability, coverage may continue for two years
Operation of Benefit [Text Block]	Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A policy owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider or the Extended No-Lapse Guarantee Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider BenefitThe benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.The amount credited to the policy will be the lesser of:•the Premium specified by the policy owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.Benefit DurationIf the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.Interaction with the Waiver of Monthly Deductions RiderThis Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider ChargeA monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.The Rider Charge is the product of the Premium specified by the policy owner and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Protector II VUL | WaiverofMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1Monthly$85 per $1,000 of Waiver of Monthly Deduction Benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	855.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	85.00%
Purpose of Benefit [Text Block]	Waiver of policy charges if the Insured becomes totally disabled
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly charges will not be waived until the Insured has been disabled for six consecutive months• Benefit alone may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Premium Waiver Rider is elected• If disability began before Attained Age 60, the benefit may continue for as long as the disability• If disability began between Attained Age 60 and 63, the benefit may continue until Attained Age 65• If the Insured’s total disability begins after Attained Age 63, the benefit may continue for two years
Operation of Benefit [Text Block]	Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this RiderThe benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.Benefit DurationThe duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider ChargeA monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Protector II VUL | ExtendedNoLapseGuaranteeRiderMember
Prospectus:
Purpose of Benefit [Text Block]	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Rider only available to be elected at the time of application for policies with Death Benefit option 1• Cannot be elected if the Premium Waiver Rider is elected• If the Death Benefit is changed from Death Benefit option 1 this Rider will terminate• Policy must be managed as illustrated to maintain the Rider’s no-lapse guarantee• Available variable investment options are limitedName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Operation of Benefit [Text Block]	Extended No-Lapse Guarantee RiderThis Rider is only available for election at the time of application for the policy and only if Death Benefit option 1 is elected and the Premium Waiver Rider is not elected. If this Rider is elected, the available investment options may be limited, as described below. Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a policy owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. Rider BenefitThis Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on policy owner selected assumptions, including:•an Attained Age of the Insured;•policy and Rider coverage elections in effect on the Policy Date;•any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and•any planned partial surrenders, policy loans, and loan repayments.Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the policy owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received.How this Rider WorksIf the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:(1)the protection provided by the Guaranteed Policy Continuation Provision has ended;(2)this Rider has not terminated; and(3)the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.The no-lapse guarantee value is calculated as follows:(1)the prior day’s no-lapse guarantee value; plus(2)no-lapse guarantee interest factors; plus(3)premium received; minus(4)no-lapse guarantee policy and Rider charge factors; minus(5)partial surrenders.The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against premium or Cash Value. The no-lapse guarantee value factors vary by the amount of premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other riders.How Premium and loan payments are allocated for purposes of calculating the no-lapse guarantee value, and the no-lapse guarantee interest and policy and Rider charge factors are described in the Rider and Policy Specification Pages.If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional premium may be required to prevent Lapse of the policy when the Insured reached the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
• the Extended No-Lapse Guarantee Rider is In Force;
• the policy’s Guaranteed Policy Continuation Provision has ended;
• the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
• the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance CoverageThe no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.If the Death Benefit option is changed from Death Benefit option 1, this Rider will terminate.In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.Rider Grace Period, Lapse, and ReinstatementThis Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a grace period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The grace period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months.If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement.Allocation RestrictionsNationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.The policy owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.Termination of the Extended No-Lapse Guarantee RiderThis Rider will terminate and no coverage will apply if any of the following occurs:•the Insured reaches Attained Age 120;•the Rider Lapses;•the Overloan Lapse Protection Rider II is invoked;•the policy terminates;•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or•the Death Benefit option is changed from Death Benefit option 1 to any other Death Benefit option.Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.Extended No-Lapse Guarantee Rider ChargesTwo forms of charge are assessed while this Rider is In Force.Percent of Premium ChargeA Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received.The Rider percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 6% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase.Percent of Sub-Account ChargeThe monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts. The monthly Rider percent of Sub-Account charge rate may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts, the length of time the policy has been In Force, the Insured’s sex, Issue Age, rate class, rate type, rate class multiple, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.00% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.50% for the first 10 policy years.The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.Extended No-Lapse Guarantee Rider Advantage Program The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected. If the Advantage Program is elected, the following restrictions apply:•enhanced dollar cost averaging not available;•the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and•requested transfers of Program Value are not permitted while the Advantage Program is in effect.The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events.The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected.Benefit Provided by the Advantage ProgramThe Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met: •Program Value is automatically be allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and•an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider.The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, and monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders. The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insured’s Issue Age, sex, rate class, rate type, rate class multiple and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
• Male, Issue Age 35; • Risk Class Non-Tobacco; • Specified Amount $500,000; and • no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the policy owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $83,200 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the policy owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the policy owner had not participated in the Advantage Program, the initial Premium of $83,200 would have only provided a no-lapse guarantee to Attained Age
79.

Termination of the Advantage ProgramThe Advantage Program will terminate on the earliest of the following occurrences:•Nationwide receives the policy owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated;•the date the Program Duration has been completed; or•the date the policy terminates for any reason.If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the policy owner requests termination, or the Program Duration ends.If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the policy owner directs Nationwide otherwise.
Protector II VUL | ExtendedNoLapseGuaranteeRiderAdvantageProgramMember
Prospectus:
Purpose of Benefit [Text Block]	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to be elected at the time of application when the Extended No-Lapse Guarantee Rider is elected• Only Premium received during the first policy year in excess of a designated dollar amount receives the reduced charge factor rate• All Premium received during the first policy year is applied to the program’s originating Sub-Account• Transfers are only made monthly from the date the initial Premium is applied and the program terminates after 60 transfers• Available investment options to receive program transfers are limited to the options available under the Extended No-Lapse Guarantee Rider• Enhanced dollar cost averaging is not available when the Advantage Program is elected• Program Value is not available to participate in dollar cost averaging, asset rebalancing programs, or Directed Monthly Deductions• Requested termination of the program is not permitted without first terminating the Extended No-Lapse Guarantee Rider
Protector II VUL | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee[1]
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Protector II VUL | ExtendedNoLapseGuaranteeRiderPercentofPremiumChargeMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Premium Charge
Other Transaction Fee, When Deducted [Text Block]	Upon making a Premium payment
Other Transaction Fee, Maximum [Dollars]	$ 15
Other Transaction Fee, Minimum [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoUpon making a Premium payment6% of each Premium
Protector II VUL | FlatExtraChargeMember
Prospectus:
Insurance Cost, Description [Text Block]	Flat Extra Charge[1]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost (of Face Amount), Maximum [Percent]	2.09%
Protector II VUL | Per1000SpecifiedAmountChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Per $1,000 of Specified AmountCharge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.14%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Other Annual Expense, Representative [Text Block]	Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1Monthly$0.17 per $1,000 of Base Policy Specified Amount
Protector II VUL | PolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge[2]
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.50%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Protector II VUL | ExtendedNoLapseGuaranteeRiderPercentofSubAccountValueChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoMonthly0.042% of Cash Value allocated to the Sub-Accounts
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.083%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Protector II VUL | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Minimum [Dollars]	$ 250.00
Purpose of Benefit [Text Block]	Provides for chronic illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim• Subject to annual and lifetime dollar amount limitations• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate.Eligibility RequirementsTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date.Proof of care services received or expenses incurred is not required.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date.On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values.If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the death benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsNationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Chronic IllnessThe CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below:1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Protector II VUL - Series H
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – Unless the requirement for a policy without surrender charges is met on the Policy Date, for up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.32 per $1,000 of
Specified Amount, or 4.532% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,532.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.24%[1]
1 As a percentage of underlying mutual fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – Unless the requirement for a policy without surrender charges is met on the Policy Date, for up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $45.32 per $1,000 of
Specified Amount, or 4.532% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,532.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.532%
Surrender Charge Example Maximum [Dollars]	$ 4,532
Transaction Charges [Text Block]
Transaction Charges
The policy owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.24%[1]
1 As a percentage of underlying mutual fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.24%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
• Investment Experience of the policy can vary depending on the available policy investment options selected by the policy owner.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death
Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Interest Options Transfers).• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.• Certain optional benefits limit or restrict the investment options available for investment.• Policy loans are not permitted while benefits are being paid under certain optional benefits.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected. The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $45.32 per $1,000 of Base Policy Specified Amount	Minimum: $0.98 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$19.09 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit for Terminal Illness Rider Charge[2]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum:15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco	Upon making a Premium payment	6% of each Premium
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[2]
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment. The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Base Contract Charges
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.10 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.17 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 4.50% of Indebtedness	Currently: 4.50% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Specified by the Policy Owner
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.083 % of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	0.042% of Cash Value allocated to the Sub-Accounts
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.24%

Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	12.00%
Sales Load (of Premium Payments), Current [Percent]	6.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases
Deferred Sales Load (of Other Amount), Maximum [Percent]	45.32%
Deferred Sales Load (of Other Amount), Minimum [Percent]	0.98%
Deferred Sales Load, Footnotes [Text Block]	Representative: an Issue Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first yearUpon surrender, policy Lapse, and certain Base Policy Specified Amount decreases$19.09 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Representative: an Issue Age 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1Monthly$0.01 per $1,000 of Net Amount At Risk
Insurance Cost, Minimum [Dollars]	$ 0.00
Insurance Cost (of Face Amount), Maximum [Percent]	83.34%
Expense Risk Fees, Footnotes [Text Block]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.50%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Administrative Expense, Current [Dollars]	$ 10.00
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	1.24%
Item 5. Principal Risks [Table Text Block]	Principal RisksVariable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.Unfavorable Sub-Account Investment ExperienceThe Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when (illustrated Premium). The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.Risk of Policy LapseCash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.Risk of Increase in Current Fees and ChargesSubject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.Risk of Allocating Cash Value to the General Account OptionsInterest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account and Long-Term Fixed Account) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.Limitation of Access To Cash ValueA policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.General Account Options Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.Sub-Account Transfer LimitationsFrequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.Sub-Account Investment RiskThe value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.Adverse Tax ConsequencesExisting federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.State VariationsDue to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.CybersecurityNationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.Business Continuity RisksNationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit OptionsPolicy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:•the cash value accumulation test; or•the guideline premium/cash value corridor test.If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Cash Value Accumulation TestThe cash value accumulation test determines the Minimum Required Death Benefit by multiplying theCash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.Guideline Premium/Cash Value Corridor TestThe guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.In deciding which test to elect for the policy, consider the following:•The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide'sapproval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.•Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.•Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges and the Extended No-Lapse Guarantee Rider will terminate.The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Base Policy Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, there will be adjustments to the surrender charges and the Extended No-Lapse Guarantee Rider will terminate.The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the PolicyIn addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Monthly Premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider or Extended No-Lapse Guarantee
Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
• Rider only available to be elected at the time of
application for policies with Death Benefit option 1
• Cannot be elected if the Premium Waiver Rider is
elected
• If the Death Benefit is changed from Death Benefit
option 1 this Rider will terminate
• Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
• Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
• Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
• Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
• All Premium received during the first policy year is
applied to the program’s originating Sub-Account
• Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
• Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
• Enhanced dollar cost averaging is not available
when the Advantage Program is elected
• Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
• Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Overloan Lapse Protection Rider IIA policy owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.AvailabilityAll policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.EligibilityThe policy owner is eligible to invoke the Rider upon meeting the following conditions:•The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.Impact on Other Riders and the PolicyWhen this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.Additionally, Nationwide will adjust the policy as follows:(1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Base Policy Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II ChargeThe Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Long-Term Care Rider IIFor policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.Long-Term Care Rider II BenefitThe benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:(1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the policy owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the RiderTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.Impact of Invoking the Long-Term Care Rider II on the Policy and other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:•Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.•Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.ClaimsWritten notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy.If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral ServiceIf the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the RiderThe Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.Long-Term Care Rider II ChargeA monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy.The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose.Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:•The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values.Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly DeductionsAt any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Accelerated Death Benefit for Terminal Illness Rider ChargesTwo charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.Calculation of the Accelerated Death BenefitWhen making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume
Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Eligibility and Conditions for PaymentThe following eligibility and conditions apply for payment under the Rider:•The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate.Eligibility RequirementsTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date.Proof of care services received or expenses incurred is not required.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date.On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values.If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the death benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsNationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Chronic IllnessThe CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below:1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5.Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.Eligibility RequirementsTo invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider:•cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date.On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values.If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CRI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsUpon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Critical IllnessThe CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below:1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A policy owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider or the Extended No-Lapse Guarantee Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider BenefitThe benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.The amount credited to the policy will be the lesser of:•the Premium specified by the policy owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.Benefit DurationIf the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.Interaction with the Waiver of Monthly Deductions RiderThis Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider ChargeA monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.The Rider Charge is the product of the Premium specified by the policy owner and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this RiderThe benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.Benefit DurationThe duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider ChargeA monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Extended No-Lapse Guarantee RiderThis Rider is only available for election at the time of application for the policy and only if Death Benefit option 1 is elected and the Premium Waiver Rider is not elected. If this Rider is elected, the available investment options may be limited, as described below. Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a policy owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. Rider BenefitThis Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on policy owner selected assumptions, including:•an Attained Age of the Insured;•policy and Rider coverage elections in effect on the Policy Date;•any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and•any planned partial surrenders, policy loans, and loan repayments.Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the policy owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received.How this Rider WorksIf the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:(1)the protection provided by the Guaranteed Policy Continuation Provision has ended;(2)this Rider has not terminated; and(3)the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.The no-lapse guarantee value is calculated as follows:(1)the prior day’s no-lapse guarantee value; plus(2)no-lapse guarantee interest factors; plus(3)premium received; minus(4)no-lapse guarantee policy and Rider charge factors; minus(5)partial surrenders.The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against premium or Cash Value. The no-lapse guarantee value factors vary by the amount of premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other riders.How Premium and loan payments are allocated for purposes of calculating the no-lapse guarantee value, and the no-lapse guarantee interest and policy and Rider charge factors are described in the Rider and Policy Specification Pages.If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional premium may be required to prevent Lapse of the policy when the Insured reached the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
• the Extended No-Lapse Guarantee Rider is In Force;
• the policy’s Guaranteed Policy Continuation Provision has ended;
• the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
• the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance CoverageThe no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.If the Death Benefit option is changed from Death Benefit option 1, this Rider will terminate.In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.Rider Grace Period, Lapse, and ReinstatementThis Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a grace period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The grace period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months.If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement.Allocation RestrictionsNationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.The policy owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.Termination of the Extended No-Lapse Guarantee RiderThis Rider will terminate and no coverage will apply if any of the following occurs:•the Insured reaches Attained Age 120;•the Rider Lapses;•the Overloan Lapse Protection Rider II is invoked;•the policy terminates;•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or•the Death Benefit option is changed from Death Benefit option 1 to any other Death Benefit option.Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.Extended No-Lapse Guarantee Rider ChargesTwo forms of charge are assessed while this Rider is In Force.Percent of Premium ChargeA Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received.The Rider percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 6% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase.Percent of Sub-Account ChargeThe monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts. The monthly Rider percent of Sub-Account charge rate may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts, the length of time the policy has been In Force, the Insured’s sex, Issue Age, rate class, rate type, rate class multiple, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.00% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.50% for the first 10 policy years.The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.Extended No-Lapse Guarantee Rider Advantage Program The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected. If the Advantage Program is elected, the following restrictions apply:•enhanced dollar cost averaging not available;•the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and•requested transfers of Program Value are not permitted while the Advantage Program is in effect.The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events.The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected.Benefit Provided by the Advantage ProgramThe Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met: •Program Value is automatically be allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and•an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider.The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, and monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders. The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insured’s Issue Age, sex, rate class, rate type, rate class multiple and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
• Male, Issue Age 35; • Risk Class Non-Tobacco; • Specified Amount $500,000; and • no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the policy owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $83,200 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the policy owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the policy owner had not participated in the Advantage Program, the initial Premium of $83,200 would have only provided a no-lapse guarantee to Attained Age
79.

Termination of the Advantage ProgramThe Advantage Program will terminate on the earliest of the following occurrences:•Nationwide receives the policy owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated;•the date the Program Duration has been completed; or•the date the policy terminates for any reason.If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the policy owner requests termination, or the Program Duration ends.If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the policy owner directs Nationwide otherwise.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The No-Lapse Guarantee Monthly Premium can
change due to action by the policy owner
• When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider or Extended No-Lapse Guarantee
Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
• Rider only available to be elected at the time of
application for policies with Death Benefit option 1
• Cannot be elected if the Premium Waiver Rider is
elected
• If the Death Benefit is changed from Death Benefit
option 1 this Rider will terminate
• Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
• Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
• Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
• Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
• All Premium received during the first policy year is
applied to the program’s originating Sub-Account
• Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
• Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
• Enhanced dollar cost averaging is not available
when the Advantage Program is elected
• Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
• Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the PolicyThe following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/vulprotectorII-h/index.html . This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/vulprotectorII-h/index.html . This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.41%*	-24.54%	7.33%	10.43%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.35%	-29.76%	11.42%	13.93%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.28%	-16.29%	8.10%	11.82%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	-21.86%	2.58%	4.53%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	-8.28%	7.37%	11.57%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.56%*	-10.77%	2.50%	4.05%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	0.48%*	-14.29%	0.06%	1.22%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	-8.69%	5.01%	9.71%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	-6.08%	1.31%	1.38%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.62%	-14.98%	2.53%	5.35%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	-6.33%	-0.06%	0.76%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.11%	-12.45%	2.02%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.40%	-12.96%	0.64%	1.53%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	-14.35%	2.19%	3.54%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.87%	-15.83%	7.01%	10.88%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	-5.91%	7.35%	11.05%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.45%*	-4.14%	1.31%	1.19%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	-8.79%	7.58%	10.86%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.86%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.72%*
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.77%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.64%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.75%*
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.81%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	-13.39%	-0.36%	0.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.46%	-14.29%	1.40%	4.38%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.60%*	-19.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%*	-18.31%	9.17%	12.29%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	-15.88%	4.86%	7.90%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-11.15%	2.92%	4.29%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.58%	-8.85%	2.46%	2.93%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-14.70%	4.33%	6.80%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	-12.90%	3.77%	5.54%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.94%*	-12.47%	10.84%	15.64%

Portfolio Company Objective [Text Block]	TypeEquity
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.47%)
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	15.64%
Some Portfolio Companies not Available for All Benefits [Text Block]	Extended No-Lapse Guarantee Rider Investment OptionsNationwide limits the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Listed below are those investment options that are currently available with the Extended No-Lapse Guarantee Rider.Only the investment options shown below are available for election while this Rider is In Force:•the Fixed Account; and/orany combination of the Sub-Accounts listed below:•American Funds Insurance Series® - Asset Allocation Fund: Class 2•Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A•Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y•Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2•Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Protector II VUL - Series H | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Protector II VUL - Series H | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment ExperienceThe Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when (illustrated Premium). The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Protector II VUL - Series H | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and ChargesSubject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.
Protector II VUL - Series H | RiskofAllocatingCashValuetotheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk of Allocating Cash Value to the General Account OptionsInterest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account and Long-Term Fixed Account) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Protector II VUL - Series H | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash ValueA policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Protector II VUL - Series H | GeneralAccountOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	General Account Options Transfer Restrictions and LimitationsIn addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.
Protector II VUL - Series H | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer LimitationsFrequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Protector II VUL - Series H | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment RiskThe value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Protector II VUL - Series H | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax ConsequencesExisting federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Protector II VUL - Series H | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State VariationsDue to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Protector II VUL - Series H | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	CybersecurityNationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Protector II VUL - Series H | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity RisksNationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Protector II VUL - Series H | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Protector II VUL - Series H | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Protector II VUL - Series H | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.• Each investment option and each general account option will have its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.• Investment Experience of the policy can vary depending on the available policy investment options selected by the policy owner.See Principal Risks.
Protector II VUL - Series H | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Protector II VUL - Series H | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy LapseCash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Protector II VUL - Series H | AmericanFundsInsuranceSeriesAssetAllocationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Protector II VUL - Series H | AmericanFundsInsuranceSeriesGlobalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(24.54%)
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Protector II VUL - Series H | AmericanFundsInsuranceSeriesGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
Protector II VUL - Series H | AmericanFundsInsuranceSeriesGrowthIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Protector II VUL - Series H | AmericanFundsInsuranceSeriesNewWorldFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Protector II VUL - Series H | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(8.28%)
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	11.57%
Protector II VUL - Series H | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(10.77%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Protector II VUL - Series H | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.22%
Protector II VUL - Series H | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Protector II VUL - Series H | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(6.08%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Protector II VUL - Series H | DeutscheDWSVariableSeriesIIDWSGlobalIncomeBuilderVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Protector II VUL - Series H | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
Protector II VUL - Series H | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Protector II VUL - Series H | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Protector II VUL - Series H | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Protector II VUL - Series H | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Protector II VUL - Series H | DFAInvestmentDimensionsGroupIncVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	2.02%
Protector II VUL - Series H | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Protector II VUL - Series H | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Protector II VUL - Series H | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Protector II VUL - Series H | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.54%
Protector II VUL - Series H | InvescoInvescoVIMainStreetMidCapFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Protector II VUL - Series H | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Protector II VUL - Series H | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
Protector II VUL - Series H | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Protector II VUL - Series H | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Protector II VUL - Series H | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Protector II VUL - Series H | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(4.14%)
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.19%
Protector II VUL - Series H | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(8.79%)
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.77%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.64%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.75%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.81%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(13.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	0.69%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(16.38%)
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Protector II VUL - Series H | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(20.72%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Protector II VUL - Series H | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Protector II VUL - Series H | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Protector II VUL - Series H | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Protector II VUL - Series H | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Protector II VUL - Series H | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Protector II VUL - Series H | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Protector II VUL - Series H | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Protector II VUL - Series H | GuaranteedPolicyContinuationProvisionMember
Prospectus:
Purpose of Benefit [Text Block]	During the No-Lapse Guarantee Period, the policy will not Lapse if premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The No-Lapse Guarantee Monthly Premium can change due to action by the policy owner• When the No-Lapse Guarantee Period ends, the policy may be at risk of LapseSee Guaranteed Policy Continuation Provision
Protector II VUL - Series H | DollarCostAveragingMember
Prospectus:
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts• Transfers may not be directed to the Fixed Account• Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected• Nationwide may modify, suspend, or discontinue these programs at any time• Transfers are only made monthlySee Policy Owner Services
Protector II VUL - Series H | EnhancedDollarCostAveragingMember
Prospectus:
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available at the time of application, and only initial Premium is eligible for the program• Extended No-Lapse Guarantee Rider Advantage Program is not available when Enhanced Dollar Cost Averaging is elected• Transfers are only permitted from the Fixed Account• Transfers are only made monthly and only for the first policy yearSee Policy Owner ServicesName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Protector II VUL - Series H | AssetRebalancingMember
Prospectus:
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Assets in the general account options are excluded from the program• Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Protector II VUL - Series H | AutomatedIncomeMonitorMember
Prospectus:
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to policies that are not modified endowment contracts• Policy owners are responsible for monitoring the policy to prevent Lapse• Program will terminate upon the occurrence of specified events• Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Protector II VUL - Series H | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is electedUpon invoking the Rider$32 per $1,000 of Cash Value
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Operation of Benefit [Text Block]	Overloan Lapse Protection Rider IIA policy owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.AvailabilityAll policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.EligibilityThe policy owner is eligible to invoke the Rider upon meeting the following conditions:•The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.Impact on Other Riders and the PolicyWhen this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.Additionally, Nationwide will adjust the policy as follows:(1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Base Policy Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II ChargeThe Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Protector II VUL - Series H | LongTermCareRiderIIMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider II Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%Monthly$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• Insured must be between Attained Age 21 and 80 when the Rider is elected• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period, before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policyName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Operation of Benefit [Text Block]	Long-Term Care Rider IIFor policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.Long-Term Care Rider II BenefitThe benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:(1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the policy owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the RiderTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.Impact of Invoking the Long-Term Care Rider II on the Policy and other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:•Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.•Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.ClaimsWritten notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy.If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral ServiceIf the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the RiderThe Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.Long-Term Care Rider II ChargeA monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Protector II VUL - Series H | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	200.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	30.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.Upon invoking the Rider$100 per $1,000 of TI Unadjusted Accelerated Death Benefit PaymentThe Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Purpose of Benefit [Text Block]	Provides a one-time terminal illness benefit payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Rider only applies to the Insured under the base policy• Invoking the Rider is subject to eligibility requirements• Requested Percentage must not exceed 50% of the Base Policy Specified Amount• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request• Timing restrictions on coverage may apply• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Operation of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy.The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose.Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:•The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values.Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly DeductionsAt any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Accelerated Death Benefit for Terminal Illness Rider ChargesTwo charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.Calculation of the Accelerated Death BenefitWhen making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume
Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Eligibility and Conditions for PaymentThe following eligibility and conditions apply for payment under the Rider:•The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Protector II VUL - Series H | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Critical Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Minimum [Dollars]	$ 250.00
Purpose of Benefit [Text Block]	Provides for critical illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must have one of the qualifying critical illness conditions to invoke this Rider• Subject to annual and lifetime dollar amount limitations• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other RidersName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Operation of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5.Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.Eligibility RequirementsTo invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider:•cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date.On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values.If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Chronic IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CRI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsUpon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Critical IllnessThe CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below:1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Protector II VUL - Series H | PremiumWaiverRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Waiver Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoMonthly$42 per $1,000 of Premium Specified by the Policy Owner
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	315.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	42.00%
Purpose of Benefit [Text Block]	Provides a monthly credit to the policy upon the Insured’s total disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly credit applied may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Waiver of Monthly Deductions Rider or Extended No-Lapse Guarantee Rider is elected• If the Insured is younger than age 63 at the time of the total disability, coverage continues until age 65• If the Insured is age 63 or older at the time of the total disability, coverage may continue for two years
Operation of Benefit [Text Block]	Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A policy owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider or the Extended No-Lapse Guarantee Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider BenefitThe benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.The amount credited to the policy will be the lesser of:•the Premium specified by the policy owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.Benefit DurationIf the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.Interaction with the Waiver of Monthly Deductions RiderThis Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider ChargeA monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.The Rider Charge is the product of the Premium specified by the policy owner and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Protector II VUL - Series H | WaiverofMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1Monthly$85 per $1,000 of Waiver of Monthly Deduction Benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	855.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	85.00%
Purpose of Benefit [Text Block]	Waiver of policy charges if the Insured becomes totally disabled
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly charges will not be waived until the Insured has been disabled for six consecutive months• Benefit alone may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Premium Waiver Rider is elected• If disability began before Attained Age 60, the benefit may continue for as long as the disability• If disability began between Attained Age 60 and 63, the benefit may continue until Attained Age 65• If the Insured’s total disability begins after Attained Age 63, the benefit may continue for two years
Operation of Benefit [Text Block]	Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this RiderThe benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.Benefit DurationThe duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider ChargeA monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Protector II VUL - Series H | ExtendedNoLapseGuaranteeRiderMember
Prospectus:
Purpose of Benefit [Text Block]	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Rider only available to be elected at the time of application for policies with Death Benefit option 1• Cannot be elected if the Premium Waiver Rider is elected• If the Death Benefit is changed from Death Benefit option 1 this Rider will terminate• Policy must be managed as illustrated to maintain the Rider’s no-lapse guarantee• Available variable investment options are limitedName of BenefitPurposeIs Benefit Standard or OptionalBrief Description of Restrictions/Limitations
Operation of Benefit [Text Block]	Extended No-Lapse Guarantee RiderThis Rider is only available for election at the time of application for the policy and only if Death Benefit option 1 is elected and the Premium Waiver Rider is not elected. If this Rider is elected, the available investment options may be limited, as described below. Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a policy owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. Rider BenefitThis Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on policy owner selected assumptions, including:•an Attained Age of the Insured;•policy and Rider coverage elections in effect on the Policy Date;•any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and•any planned partial surrenders, policy loans, and loan repayments.Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the policy owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received.How this Rider WorksIf the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:(1)the protection provided by the Guaranteed Policy Continuation Provision has ended;(2)this Rider has not terminated; and(3)the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.The no-lapse guarantee value is calculated as follows:(1)the prior day’s no-lapse guarantee value; plus(2)no-lapse guarantee interest factors; plus(3)premium received; minus(4)no-lapse guarantee policy and Rider charge factors; minus(5)partial surrenders.The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against premium or Cash Value. The no-lapse guarantee value factors vary by the amount of premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other riders.How Premium and loan payments are allocated for purposes of calculating the no-lapse guarantee value, and the no-lapse guarantee interest and policy and Rider charge factors are described in the Rider and Policy Specification Pages.If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional premium may be required to prevent Lapse of the policy when the Insured reached the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
• the Extended No-Lapse Guarantee Rider is In Force;
• the policy’s Guaranteed Policy Continuation Provision has ended;
• the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
• the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance CoverageThe no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.If the Death Benefit option is changed from Death Benefit option 1, this Rider will terminate.In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.Rider Grace Period, Lapse, and ReinstatementThis Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a grace period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The grace period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months.If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement.Allocation RestrictionsNationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.The policy owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.Termination of the Extended No-Lapse Guarantee RiderThis Rider will terminate and no coverage will apply if any of the following occurs:•the Insured reaches Attained Age 120;•the Rider Lapses;•the Overloan Lapse Protection Rider II is invoked;•the policy terminates;•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or•the Death Benefit option is changed from Death Benefit option 1 to any other Death Benefit option.Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.Extended No-Lapse Guarantee Rider ChargesTwo forms of charge are assessed while this Rider is In Force.Percent of Premium ChargeA Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received.The Rider percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 6% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase.Percent of Sub-Account ChargeThe monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts. The monthly Rider percent of Sub-Account charge rate may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts, the length of time the policy has been In Force, the Insured’s sex, Issue Age, rate class, rate type, rate class multiple, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.00% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.50% for the first 10 policy years.The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.Extended No-Lapse Guarantee Rider Advantage Program The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected. If the Advantage Program is elected, the following restrictions apply:•enhanced dollar cost averaging not available;•the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and•requested transfers of Program Value are not permitted while the Advantage Program is in effect.The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events.The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected.Benefit Provided by the Advantage ProgramThe Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met: •Program Value is automatically be allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and•an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the policy owner from the investment options available with the Extended No-Lapse Guarantee Rider.The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insured’s Issue Age, sex, rate class, rate type, rate class multiple, and monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders. The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insured’s Issue Age, sex, rate class, rate type, rate class multiple and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
• Male, Issue Age 35; • Risk Class Non-Tobacco; • Specified Amount $500,000; and • no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the policy owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $83,200 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the policy owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the policy owner had not participated in the Advantage Program, the initial Premium of $83,200 would have only provided a no-lapse guarantee to Attained Age
79.

Termination of the Advantage ProgramThe Advantage Program will terminate on the earliest of the following occurrences:•Nationwide receives the policy owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated;•the date the Program Duration has been completed; or•the date the policy terminates for any reason.If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the policy owner requests termination, or the Program Duration ends.If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the policy owner directs Nationwide otherwise.
Protector II VUL - Series H | ExtendedNoLapseGuaranteeRiderAdvantageProgramMember
Prospectus:
Purpose of Benefit [Text Block]	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to be elected at the time of application when the Extended No-Lapse Guarantee Rider is elected• Only Premium received during the first policy year in excess of a designated dollar amount receives the reduced charge factor rate• All Premium received during the first policy year is applied to the program’s originating Sub-Account• Transfers are only made monthly from the date the initial Premium is applied and the program terminates after 60 transfers• Available investment options to receive program transfers are limited to the options available under the Extended No-Lapse Guarantee Rider• Enhanced dollar cost averaging is not available when the Advantage Program is elected• Program Value is not available to participate in dollar cost averaging, asset rebalancing programs, or Directed Monthly Deductions• Requested termination of the program is not permitted without first terminating the Extended No-Lapse Guarantee Rider
Protector II VUL - Series H | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee[1]
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Protector II VUL - Series H | ExtendedNoLapseGuaranteeRiderPercentofPremiumChargeMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Premium Charge
Other Transaction Fee, When Deducted [Text Block]	Upon making a Premium payment
Other Transaction Fee, Maximum [Dollars]	$ 15
Other Transaction Fee, Minimum [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoUpon making a Premium payment6% of each Premium
Protector II VUL - Series H | FlatExtraChargeMember
Prospectus:
Insurance Cost, Description [Text Block]	Flat Extra Charge[1]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost (of Face Amount), Maximum [Percent]	2.09%
Protector II VUL - Series H | Per1000SpecifiedAmountChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Per $1,000 of Specified AmountCharge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.14%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Other Annual Expense, Representative [Text Block]	Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1Monthly$0.17 per $1,000 of Base Policy Specified Amount
Protector II VUL - Series H | PolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge[2]
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	4.50%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Protector II VUL - Series H | ExtendedNoLapseGuaranteeRiderPercentofSubAccountValueChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Representative: an Attained Age 35 male preferred non-tobaccoMonthly0.042% of Cash Value allocated to the Sub-Accounts
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.083%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Protector II VUL - Series H | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Minimum [Dollars]	$ 250.00
Purpose of Benefit [Text Block]	Provides for chronic illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim• Subject to annual and lifetime dollar amount limitations• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years.Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. AvailabilityThis Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider.This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate.Eligibility RequirementsTo invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date.Proof of care services received or expenses incurred is not required.Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply:•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed:(1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a grace period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date.On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using:(1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center.A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values.If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage:(1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender, and the Extended No-Lapse Guarantee Value in the order for partial surrenders stated in the Extended No-Lapse Guarantee Rider; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and any Cash Value, and any Extended No-Lapse Guarantee Value.Impact of Partial Surrenders and Indebtedness on Rider BenefitsTaking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment.Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other RidersAny portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider.Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.Accelerated Death Benefit for Terminal IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the death benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for terminal illness.Accelerated Death Benefit for Critical IllnessIf the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the death benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the death benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated death benefit for critical illness.Waiver of Monthly DeductionsAt any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value.Overloan Lapse ProtectionUpon invoking the Overloan Lapse Protection Rider II, this Rider will terminate.Extended No-Lapse Guarantee RiderThe Extended No-Lapse Guarantee Value will be proportionally reduced on each Rider benefit payment date by multiplying the Extended No-Lapse Guarantee Value by the CI Proportional Reduction Percentage and the amount of Premium required to keep the Extended No-Lapse Guarantee Value greater than or equal to zero will be recalculated.ClaimsNationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained.Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed.Terminating the RiderThis Rider terminates on the earliest of the following:(1)the Policy Monthaversary on or next following the date Nationwide receives the Policy owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated death benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the death benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider.Calculation of the Accelerated Death Benefit for Chronic IllnessThe CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below:1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.